Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
December 31, 2021
2022	$1,853
2023	152
Total	$2,005